EQUITY	9 Months Ended
Sep. 30, 2012
Equity [Abstract]
NOTE 8 - EQUITY

Preferred Stock

Liquidation Preference

In the event of a voluntary or involuntary liquidation, dissolution or winding up of the Company, the holders of Class A Preferred Shares shall be entitled to receive out of the assets of the Company, whether such assets are capital or surplus of any nature, an amount equal to the stated par value less the aggregate amount of all prior distributions to its preferred shareholders made to holders of all classes of preferred shares, plus any accrued previously declared but unpaid dividends (the amount so determined being hereinafter referred to as the “Liquidation Preference”). No distribution shall be made to the holders of the common shares upon liquidation, dissolution, or winding up until after the full amount of the Liquidation Preference has been distributed or provided to the holders of the preferred shares.

If, upon such liquidation, dissolution or winding up the assets thus distributed among the preferred shareholders shall be insufficient to permit payment to such shareholders of the full amount of the liquidation preference, the entire assets of the Company shall be distributed ratably among the holders of all classes of preferred shares.

In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Company, when the Company has completed distribution of the full Liquidating Preference to the holders of the Class A preferred shares, the Class A Preferred shares shall be considered to have been redeemed, and thereafter, the remaining assets of the Company shall be paid in equal amounts on all outstanding shares of common stock.

Conversion Rights

At any time holders of the Class A Preferred Shares who endorse the share certificates and deliver them together with a written notice of their intent to convert to the corporation at its principal office, shall be entitled to convert such shares and receive five (5) shares of common stock for each share being converted. Such conversion is subject to the following adjustments, terms, and conditions:

1)	If the number of outstanding shares of common stock has been decreased since the initial issuance of the Class A Preferred Shares (or series having conversion rights (by reason of any split, stock dividend, merger, consolidation or other capital change or reorganization affecting the number of outstanding shares of common stock), the number of shares of common stock to be issued on conversion to the holders, or Class A Preferred Shares shall not be adjusted unless by appropriate amendment of this article. If the number of outstanding shares of common stock has been increased since the initial issuance of the Class A Preferred Shares (or series having conversion rights (by reason of any split, stock dividend, merger, consolidation or other capital change or reorganization affecting the number of outstanding shares of common Stock), the number of shares of common stock to be issued on conversion to the holders, or Class A Preferred Shares shall equitably be adjusted by appropriate amendment of this article, and other articles as applicable.

2)	Shares converted under this article shall not be reissued. The corporation shall at all times reserve and keep available a sufficient number of authorized but unissued common shares, and shall obtain and keep in effect any required permits to enable it to issue and deliver all common shares required to implement the conversion rights granted herein.

3)	No fractional shares shall be issued upon conversion, but the corporation shall pay cash for any fractional shares of common stock to which shareholders may be entitled at the fair value of such shares at the time of conversion. The board of directors shall determine such fair value.

Voting Rights

With respect to each matter submitted to a vote of stockholders of the Corporation, each holder of Class A Preferred Shares shall be entitled to cast that number of votes which is equivalent to the number of shares of Class A Preferred Shares owned by such holder times one hundred (100). The Company shall not, without the affirmative vote or written consent of the holders of at least a majority of the outstanding Class A Preferred Shares (i) authorize or create any additional class or series of stock ranking prior to or on a parity with the Class A Preferred Shares as to the dividends or the distribution of assets upon liquidation, or (ii) change any of the rights, privileges or preferences of the Class A Preferred Shares.